Certain risks and concentration (Tables)	12 Months Ended
Dec. 31, 2016
Concentration of risks [Line Items]
Schedule of consolidated financial information of the Group's VIEs and VIE's subsidiaries excluding the inter company items with the Group's subsidiaries included in the accompanying consolidated financial statements
	December 31,
	2015	2016
	RMB	RMB
Assets
Current assets
Cash and cash equivalents	403,722	1,397,738
Short-term deposits	250,000	1,235,000
Restricted short-term deposits	110,000	-
Accounts receivable, net	127,365	165,971
Inventory	14,385	2,266
Amounts due from related parties	5,164	135,245
Prepayments and other current assets	117,536	207,245
Total current assets	1,028,172	3,143,465

Non-current assets
Deferred tax assets	90,855	93,744
Investments	285,292	496,870
Property and equipment, net	292,340	261,915
Intangible assets, net	110,214	27,241
Land use right, net	-	1,872,394
Goodwill	136,066	2,527
Other non-current assets	1,932,356	85,583
Total non-current assets	2,847,123	2,840,274

Total assets	3,875,295	5,983,739

Liabilities
Current liabilities
Accounts payable	108,500	117,917
Deferred revenue	385,300	429,883
Advances from customers	45,189	56,108
Income taxes payable	80,978	112,779
Accrued liabilities and other current liabilities	579,760	988,911
Amounts due to related parties	23,684	91,245
Total current liabilities	1,223,411	1,796,843

Non-current liabilities
Deferred revenue	20,752	19,125
Deferred tax liabilities	12,592	4,777
Total non-current liabilities	33,344	23,902

Total liabilities	1,256,755	1,820,745

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB

Net revenues	3,543,994	5,821,305	8,164,100
Net income	1,136,570	1,267,111	1,874,435

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB

Net cash provided by operating activities	1,313,521	2,164,953	2,538,836
Net cash used in investing activities	(994,574)	(2,251,207)	(1,313,002)
Net cash provided by financing activities	-	704,298	8,508
	318,947	618,044	1,234,342

Summary of the percentage of accounts receivable from collection agencies, sub-licensed platforms and advertising customers with over 10% of total accounts receivable
	December 31,
	2015		2016
	RMB		RMB
Payment platforms
B1	35%		19%
B2		*	17%

*	Less than 10%